Statements of Cash Flows - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015
Cash Flows from Operating Activities
Net loss	$ (707)	$ (101,024)
Adjustment to reconcile net loss to net cash provided by operating activities:
Expenses paid by stockholder and contributed as capital	707	1,044
Changes in operating assets and liabilities
Prepaid expense	0	(7,400)
Accounts payable	0	85,000
Payable to related party	0	32,172
Net cash provided by operating activities	0	9,792
Cash Flows from Investing Activities:
Cash paid for patents and trademarks	0	(10,400)
Net cash used in investing activities	0	(10,400)
Cash Flows from Financing Activities:
Cash proceeds from short term advances	0	60,445
Net cash provided by financing activities	0	60,445
Net increase in cash and cash equivalents	0	59,837
Cash and cash equivalents, beginning of the period	0	0
Cash and cash equivalents, end of the period	0	59,837
Supplemental disclosures of cash flow information:
Cash paid for income taxes	0	0
Cash paid for interest	0	0
Supplemental disclosures of non-cash investing and financing activities:
Settlement of accounts payable by related party	0	102,173
Discount on common stock	$ 0	$ 50